UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2005

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/30/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$ 86,620 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     3384    39869 SH       SOLE                    39869
VANGUARD TOTAL STK MKT         EF               922908769      275     2268 SH       SOLE                     2268
3M COMPANY                     COM              88579y101     2270    30945 SH       SOLE                    30945
ABBOTT LABORATORIES            COM              002824100     2004    47275 SH       SOLE                    47275
AMERICAN EXPRESS CO.           COM              025816109      875    17410 SH       SOLE                    17410
AMERICAN INTERNATIONAL GROUP I COM              026874107      338     5454 SH       SOLE                     5454
BANK OF AMERICA CORP.          COM              060505104     2875    68295 SH       SOLE                    68295
BERKSHIRE HATHAWAY CL B        COM              084670207     4684     1715 SH       SOLE                     1715
BIOMED REALTY TRUST INC.       COM              09063h107     1845    74395 SH       SOLE                    74395
BOSTON PROPERTIES INC.         COM              101121101     1150    16225 SH       SOLE                    16225
BP PLC SPON ADR                COM              055622104     1853    26156 SH       SOLE                    26156
CHEVRON CORPORATION            COM              166764100      368     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1627    90773 SH       SOLE                    90773
CITIGROUP INC.                 COM              172967101     3128    68711 SH       SOLE                    68711
COCA COLA CO.                  COM              191216100      223     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     2879    95730 SH       SOLE                    95730
CREE, INC.                     COM              225447101     2107    84225 SH       SOLE                    84225
DUKE REALTY CORP NEW           COM              264411505     1981    58485 SH       SOLE                    58485
EMERSON ELECTRIC CO.           COM              291011104     1974    27495 SH       SOLE                    27495
EQUITY OFFICE PROPERTIES TR    COM              294741103     3304   101006 SH       SOLE                   101006
EXXON MOBIL CORP.              COM              30231G102     2690    42337 SH       SOLE                    42337
FIRST DATA CORPORATION         COM              319963104     1856    46395 SH       SOLE                    46395
GENERAL ELECTRIC CO.           COM              369604103     4303   127785 SH       SOLE                   127785
GILLETTE CO.                   COM              375766102     1372    23580 SH       SOLE                    23580
HOME DEPOT INC.                COM              437076102     2799    73390 SH       SOLE                    73390
INTERNATIONAL BUSINESS MACHINE COM              459200101      212     2645 SH       SOLE                     2645
JOHNSON & JOHNSON              COM              478160104     3021    47746 SH       SOLE                    47746
JPMORGAN CHASE & CO.           COM              46625h100     1487    43835 SH       SOLE                    43835
KIMBERLY CLARK CORP.           COM              494368103      640    10755 SH       SOLE                    10755
MEDTRONIC INC.                 COM              585055106     3117    58125 SH       SOLE                    58125
MERRILL LYNCH & CO.            COM              590188108      690    11250 SH       SOLE                    11250
MICROSOFT CORP.                COM              594918104     2497    97041 SH       SOLE                    97041
NESTLE SPON ADR REPSTG REG SH  COM              641069406      336     4571 SH       SOLE                     4571
PEPSICO INC.                   COM              713448108     2364    41681 SH       SOLE                    41681
PFIZER, INC.                   COM              717081103     2640   105735 SH       SOLE                   105735
PLUM CREEK TIMBER CO. INC.     COM              729251108     2656    70055 SH       SOLE                    70055
PROCTOR GAMBLE CO.             COM              742718109     2551    42900 SH       SOLE                    42900
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1777    27065 SH       SOLE                    27065
SYSCO CORPORATION              COM              871829107     2088    66575 SH       SOLE                    66575
VARIAN SEMICNDCTR EQ ASC       COM              922207105     2182    51495 SH       SOLE                    51495
WAL MART STORES INC.           COM              931142103     2339    53373 SH       SOLE                    53373
WALGREEN COMPANY               COM              931422109     3194    73505 SH       SOLE                    73505
WYETH                          COM              983024100      393     8500 SH       SOLE                     8500
ZIMMER HOLDINGS, INC.          COM              98956p102      271     3934 SH       SOLE                     3934